Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings
Borrowings

10.  Borrowings

Borrowings consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Short-term bank borrowings(a)	311,000	240,000
Current portion of long-term borrowings	997	2,305
Long-term bank borrowings(b)	38,887	42,651
	350,884	284,956
(a)	As of December 31, 2024, the Group maintained several unsecured revolving credit facilities provided by certain financial institutions for an aggregate amount of RMB2,070,000 thousand. An aggregated amount of RMB730,555 thousand has been drawn as of December 31, 2024, including (i) RMB311,000 thousand of bank borrowings with expiration dates ranging from January 2025 to May 2025. The interest rate on any outstanding utilized amount under these bank borrowings is calculated ranging from LPR minus 88 basis to LPR minus 50 basis points. As of December 31, 2024, the one-year LPR was 3.10%. The borrowings are denominated in RMB; (ii) outstanding accounts payable under the supplier finance program of RMB342,647 thousand with expiration dates ranging from January 2025 to June 2025; (iii) bank guarantees on the Group’s purchase commitment of RMB70,378 thousand in aggregate; and (iv) discounting of commercial notes receivables of RMB6,530 thousand with expiration dates ranging from April 2025 to May 2025.

As of December 31, 2025, the Group maintained several unsecured revolving credit facilities provided by certain financial institutions for an aggregate amount of RMB2,400,000 thousand. An aggregated amount of RMB886,115 thousand has been drawn as of December 31, 2025, including (i) RMB240,000 thousand of bank borrowings with expiration dates ranging from February 2026 to June 2026. The interest rate on any outstanding utilized amount under these bank borrowings is calculated at LPR minus 92 basis. As of December 31, 2025, the one-year LPR was 3.00%. The borrowings are denominated in RMB; (ii) outstanding accounts payable under the supplier finance program of RMB439,852 thousand with expiration dates ranging from January 2026 to June 2026; (iii) bank guarantees on the Group’s purchase commitment of RMB165,193 thousand in aggregate; (iv) factoring of trade receivables without recourse of RMB43,031 thousand; and (v) discounting of commercial notes receivables of RMB1,240 thousand with expiration dates ranging from January 2026 to May 2026.

(b)	As of December 31, 2025, the Group had a long-term banking facility of up to RMB 363,000 thousand, designated for financing the construction of a factory in Taicang, Jiangsu Province. This facility is secured by the factory under construction and the associated land use rights. As of December 31, 2025, a total of RMB44,956 thousand had been drawn down. The borrowings are denominated in RMB, with an annual interest rate calculated as the 5-year LPR minus 35 basis points. Interest expenses of RMB713 thousand incurred on these borrowings were capitalized for the year ended December 31, 2025. The borrowings have expiration dates ranging from March 2026 to April 2034.

As of December 31, 2025, the scheduled maturities of the bank borrowings are as follows:

Principle Amount
RMB
(in thousands)

Within 1 year	2,305
Between 1 to 2 years	3,458
Between 2 to 3 years	4,611
Between 3 to 4 years	4,611
Between 4 to 5 years	4,611
More than 5 years	25,360
44,956

10.  Borrowings (continued)

Certain of the Group’s banking facilities are subject to the fulfillment of covenants relating to certain financial position performance and results of the Group, as are commonly found in borrowing arrangements with financial institutions. If the Group were to breach the covenants, the drawn down facilities would become payable on demand. The Group regularly monitors its compliance with these covenants. As of December 31, 2024 and 2025, none of the covenants relating to drawn down facilities had been breached.